UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
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               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
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                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.


                             Schedule of Investments
                                December 31, 2008
                                   (Unaudited)
                                                                                                 % OF
                                                                                               MEMBERS'
STRATEGY              INVESTMENT FUND                                COST        FAIR VALUE    CAPITAL       LIQUIDITY      FOOTNOTE
Credit                Centar Investments Group (Asia) L.P.         5,150,000      4,986,431      2.79%        Quarterly
Credit                Good Hill Partners Fund L.P.                 3,000,000      2,291,662      1.28%      Semi-Annually
Credit                Plainfield Special Situations Onshore
                          Feeder, L.P.                             3,900,000      3,177,648      1.78%        Quarterly       (A)
Credit                Strategic Value Restructuring Fund, L.P.     6,112,337      6,576,427      3.68%        Annually
Credit                Waterfall Eden Fund, L.P.                    6,150,000      5,305,109      2.97%        Quarterly
Credit                Waterfall Victoria Fund L.P.                 1,600,000      1,687,102      0.94%      Semi-Annually
                                                                ------------    -----------     ------

                      TOTAL                                       25,912,337     24,024,379     13.44%
                                                                ------------    -----------     ------

Long/Short Equities   Black Bear Fund I, L.P.                      4,194,096      3,036,584      1.71%        Quarterly
Long/Short Equities   Deerfield Partners L.P.                      4,000,000      3,999,874      2.24%      Semi-Annually
Long/Short Equities   Eastern Advisor Fund, L.P.                     322,253        588,419      0.33%       Side Pocket
Long/Short Equities   Egerton Capital Partners, L.P.               3,800,190      3,024,741      1.69%        Quarterly
Long/Short Equities   Glenview Institutional Partners, L.P.        4,715,676      2,849,746      1.59%        Quarterly
Long/Short Equities   Marshall Wace European TOPS Fund Limited     6,100,000      4,947,030      2.77%         Monthly
Long/Short Equities   PMA Prospect Fund                              696,453        595,367      0.33%       Side Pocket
Long/Short Equities   Tremblant Concentrated Fund, L.P.              700,000        370,926      0.21%        Annually
Long/Short Equities   ValueAct Capital Partners, L.P.              5,258,910      4,098,335      2.29%        Annually
Long/Short Equities   ValueAct Capital Partners III, L.P.          1,807,600      1,095,115      0.61%                        (C)
                                                                ------------    -----------     ------

                      TOTAL                                       31,595,178     24,606,137     13.77%
                                                                ------------    -----------     ------

Merger Arbitrage/
  Event Driven        Apollo Asia Opportunity Fund L.P.            4,150,000      3,064,923      1.71%        Quarterly
Merger Arbitrage/
  Event Driven        Deephaven Event Fund, LLC                    1,210,322        546,247      0.31%                        (C)
Merger Arbitrage/
  Event Driven        Pendragon Lancelot II Fund, LLC              1,273,805        697,522      0.39%                        (C)
Merger Arbitrage/
  Event Driven        Pentwater Event Fund, LLC                    5,000,000      3,167,561      1.77%        Annually        (B)
Merger Arbitrage/
  Event Driven        Taconic Opportunity Fund, L.P.               3,300,000      2,753,359      1.54%        Quarterly
                                                                ------------    -----------     ------

                      TOTAL                                       14,934,127     10,229,612      5.72%
                                                                ------------    -----------     ------

Opportunistic         Brevan Howard, L.P.                          4,441,093      7,324,116      4.10%         Monthly
Opportunistic         Brevan Howard Multi-Strategy Fund, L.P.      2,850,000      3,127,063      1.75%         Monthly
                                                                ------------    -----------     ------

                      TOTAL                                        7,291,093     10,451,179      5.85%
                                                                ------------    -----------     ------
Relative Value        Aviator Partners, L.P.                           8,179          1,790      0.00%        Quarterly
Relative Value        BAM Opportunity, L.P.                        6,621,147      8,181,323      4.58%        Quarterly
Relative Value        Black River Commodity Multi-Strategy
                          Fund, LLC                                4,136,924      4,364,005      2.44%      Semi-Annually
Relative Value        CQS Volatility Feeder Fund Limited           6,500,000      6,665,241      3.73%        Quarterly
Relative Value        D.E. Shaw Composite Fund, LLC                6,059,136      6,184,008      3.46%        Quarterly
Relative Value        D.E. Shaw Oculus Fund, LLC                   2,966,254      5,838,804      3.27%        Quarterly
Relative Value        DKR Sound Shore Oasis Fund, L.P.             5,487,371      5,570,430      3.12%        Quarterly       (A)
Relative Value        Evolution M Fund, L.P.                       4,241,816      4,891,233      2.74%        Quarterly       (A)
Relative Value        Hudson Bay Fund, L.P.                        6,300,000      7,406,522      4.14%        Quarterly
Relative Value        Magnetar Capital Fund, L.P.                  3,717,114      3,376,782      1.89%      Semi-Annually
Relative Value        Magnetar Risk Linked Fund (US) Ltd.          4,800,000      3,529,841      1.97%      Semi-Annually     (B)
Relative Value        QVT Associates, L.P.                         8,388,098      7,524,145      4.21%        Quarterly       (B)
Relative Value        Red Kite Metals Fund, LLC                    2,374,785      1,742,831      0.97%        Quarterly
Relative Value        Viridian Fund, L.P.                          8,350,000      8,918,013      4.99%        Quarterly
Relative Value        Whiteside Energy Domestic L.P.               4,950,000      5,207,461      2.91%        Quarterly
                                                                ------------    -----------     ------

                      TOTAL                                       74,900,824     79,402,429     44.42%
                                                                ------------    -----------     ------

Short Selling         Copper River Partners, L.P.                  2,442,497        843,029      0.47%                        (C)
Short Selling         Kingsford Capital Partners, L.P.             1,420,224      2,005,738      1.12%        Quarterly
                                                                ------------    -----------     ------
                      TOTAL                                        3,862,721      2,848,767      1.59%
                                                                ------------    -----------     ------

                      TOTAL INVESTMENTS                         $158,496,280    151,562,503      84.79%
                                                                ============

                      Other Assets, less Other Liabilities                       27,194,379      15.21%
                                                                                -----------     ------

                      MEMBERS' CAPITAL                                         $178,756,882     100.00%
                                                                               ============     ======


(A) Investment Fund is restructuring with special purpose vehicles
(B) Investment Fund has suspended redemptions
(C) Investment Fund is in liquidation

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2008
                                   (Unaudited)





[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Credit                                                          15.85%
Long/Short Equities                                             16.23%
Merger Arbitrage/Event Driven                                    6.75%
Opportunistic                                                    6.90%
Relative Value                                                  52.39%
Short Selling                                                    1.88%



THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 84.79% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE. THE BOARD OF DIRECTORS HAVE APPROVED PROCEDURES PURSUANT TO WHICH THE FUND VALUES IT'S INVESTMENTS IN INVESTMENT FUNDS AT FAIR VALUE

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20%-30% of net profits earned.

At December 31, 2008, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $12,885,839 and gross unrealized depreciation was $19,819,616 resulting in net unrealized depreciation on investments of $6,933,777.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                       Schedule of Investments (concluded)
                                December 31, 2008
                                   (Unaudited)


In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels listed below.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:


                                                                              Liabilities in    Appreciation in     Depreciation in
                                                          Investments in        Securities      Other Financial     Other Financial
Valuation Inputs                                           Securities           Sold Short       Instruments*        Instruments*
----------------                                          --------------      --------------    ---------------     ---------------
Level 1                                                    $         --
                                                           ------------        ------------     --------------       ------------
Level 2                                                              --
                                                           ------------        ------------     --------------       ------------
Level 3                                                     151,562,503
                                                           ------------        ------------     --------------       ------------
TOTAL                                                      $151,562,503
                                                           ============        ============     ==============       ============


* Other financial instruments include futures, forwards and swap contracts.


SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                              Liabilities in    Appreciation in     Depreciation in
                                                          Investments in        Securities      Other Financial     Other Financial
                                                           Securities           Sold Short       Instruments*        Instruments*
                                                          --------------      --------------    ---------------     ---------------
Balance as of 3/31/08                                     $ 141,419,220
                                                          -------------        ------------     --------------       ------------
Realized gain (loss)                                         (3,382,791)
                                                          -------------        ------------     --------------       ------------
Change in unrealized
appreciation (depreciation)                                 (29,902,931)
                                                          -------------        ------------     --------------       ------------
Net purchase (sales)                                         43,429,005
                                                          -------------        ------------     --------------       ------------
Net transfer in (out) of Level 3                                     --
                                                          -------------        ------------     --------------       ------------
Balance as of 12/31/08                                    $ 151,562,503
                                                          =============        ============     ==============       =============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Multi-Strategy Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       March 2, 2009
      ----------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       March 2, 2009
      ----------------------------------------------------

By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date                       March 2, 2009
      ----------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.